Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Stock-based compensation cost included in income from continuing operations

($ in millions)

For the year ended December 31:	2015	2014	2013
Cost	$100	$121	$122
Selling, general and administrative	322	350	435
Research, development and engineering	51	54	57
Other (income) and expense*	(6)	(13)	—
Pre-tax stock-based compensation cost	468	512	614
Income tax benefits	(156)	(174)	(213)
Net stock-based compensation cost	$312	$338	$402

* Reflects the one-time effects related to divestitures.

Summary of Restricted Stock Units activity
	2015		2014		2013
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$171	7,734,277	$166	8,635,317	$148	9,841,461
RSUs granted	143	4,230,186	172	2,525,947	189	2,541,081
RSUs released	164	(3,567,495)	157	(2,401,761)	131	(2,952,363)
RSUs canceled/forfeited	167	(869,627)	167	(1,025,226)	154	(794,862)
Balance at December 31	$159	7,527,341	$171	7,734,277	$166	8,635,317

Summary of Performance Share Units activity
PSUs

	2015		2014		2013
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$185	3,140,707	$178	2,824,294	$151	3,172,201
PSUs granted at target	153	1,137,242	180	1,430,098	195	869,875
Performance adjustments*	185	(168,055)	157	29,960	118	152,069
PSUs released	185	(840,552)	157	(1,027,181)	118	(1,321,784)
PSUs canceled/forfeited	184	(340,410)	187	(116,464)	170	(48,067)
Balance at December 31**	$173	2,928,932	$185	3,140,707	$178	2,824,294

*    Represents the change in shares issued to employees after vesting of PSUs because final performance metrics were above or below specified targets.

**   Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of option activity
	2015		2014		2013
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$97	1,750,949	$97	5,622,951	$94	11,389,721
Options exercised	98	(1,214,109)	97	(3,740,252)	90	(5,585,127)
Options canceled/expired	100	(57,066)	95	(131,750)	86	(181,643)
Balance at December 31	$94	479,774	$97	1,750,949	$97	5,622,951
Exercisable at December 31	$94	479,774	$97	1,750,949	$97	5,622,951

Options outstanding and exercisable with exercise price ranges
	Options Outstanding and Exercisable
				Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$85 and under	$83	192,959	$10,597,402	0.3
$86 and over	101	286,815	10,376,342	1.2
	$94	479,774	$20,973,745	0.9